BASIS OF PREPARATION (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) £ / $	Dec. 31, 2021 USD ($) € / $	Dec. 31, 2021 USD ($) SFr / $	Dec. 31, 2020 USD ($) £ / $	Dec. 31, 2020 USD ($) € / $	Dec. 31, 2020 USD ($) SFr / $	Dec. 31, 2019 USD ($) £ / $	Dec. 31, 2019 USD ($) € / $	Dec. 31, 2019 USD ($) SFr / $	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 £ / $	Dec. 31, 2021 € / $	Dec. 31, 2021 SFr / $	Dec. 31, 2020 £ / $	Dec. 31, 2020 € / $	Dec. 31, 2020 SFr / $	Dec. 31, 2019 £ / $	Dec. 31, 2019 € / $	Dec. 31, 2019 SFr / $	Dec. 31, 2018 USD ($)
Disclosure of detailed informations about basis of preparation [line items]
Net cash and cash equivalents	$ 1,285	$ 1,285	$ 1,285	$ 1,285	$ 1,285	$ 1,751	$ 1,751	$ 1,751	$ 257	$ 257	$ 257											$ 333
Borrowings	3,142	3,142	3,142	3,142	3,142	3,486	3,486	3,486
Net Debt	1,852	1,852	$ 1,852	$ 1,852	$ 1,852	$ 1,722	$ 1,722	$ 1,722	$ 1,600	$ 1,600	$ 1,600											$ 1,104
Exchange rates
Average rates			1.38	1.18	1.09	1.28	1.14	1.07	1.28	1.12	1.01
Year end rates													1.35	1.13	1.10	1.37	1.23	1.14	1.32	1.12	1.04
Committed facilities
Disclosure of detailed informations about basis of preparation [line items]
Committed facilities	$ 4,144	4,144	$ 4,144	$ 4,144	$ 4,144	$ 4,500	$ 4,500	$ 4,500	$ 4,500	$ 4,500	$ 4,500
Debt instrument term	4 years 7 months 6 days
Term loan
Disclosure of detailed informations about basis of preparation [line items]
Borrowings | €												€ 269
Private placement debt
Disclosure of detailed informations about basis of preparation [line items]
Committed facilities	$ 25	25	25	25	25
Borrowings	125	125	125	125	125
Borrowings Subject To Financial Covenants	1,285	$ 1,285	1,285	1,285	1,285
Leverage Ratio		3.5
Leverage ratio including lease liabilities		1.6
Orthopaedics
Disclosure of detailed informations about basis of preparation [line items]
Percentage of inventory		60
Percentage of total provision for excess and obsolete inventory		80
Excess and obsolete inventory
Disclosure of detailed informations about basis of preparation [line items]
Other provisions	$ 430	$ 430	$ 430	$ 430	$ 430	$ 377	$ 377	$ 377